LIENS, GUARANTEES AND COMMITMENTS	12 Months Ended
Dec. 31, 2025
Liens Guarantees And Commitments [Abstract]
LIENS, GUARANTEES AND COMMITMENTS
NOTE 24 - LIENS, GUARANTEES AND COMMITMENTS

Liens

As of the approval date of these financial statements, the Company has established charges in favor of local Israeli banks to secure its credit facilities and related banking activities. In addition, in connection with bank guarantees, the Company has granted specific fixed charges, including liens of approximately USD 17 million and USD 1.1 million to several Israeli banks, along with additional fixed charges registered in recent years with uncapped secured amounts.